Condensed Consolidated Income Statements - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 824.0	$ 724.0	$ 2,305.0	$ 2,046.0
Cost of sales	(36.0)	(29.0)	(113.0)	(79.0)
Gross profit	788.0	695.0	2,192.0	1,967.0
Research and development	(432.0)	(286.0)	(1,395.0)	(752.0)
Selling, general and administrative	(216.0)	(163.0)	(702.0)	(488.0)
Disposal, restructuring and other operating expenses, net	(6.0)	(2.0)	(6.0)	(6.0)
Total operating expense	(654.0)	(451.0)	(2,103.0)	(1,246.0)
Operating income (loss)	134.0	244.0	89.0	721.0
Income (loss) from equity investments, net	(1.0)	(6.0)	(13.0)	(80.0)
Interest income, net	28.0	13.0	80.0	21.0
Other non-operating income (loss), net	(15.0)	(23.0)	(2.0)	4.0
Income (loss) before income taxes	146.0	228.0	154.0	666.0
Income tax benefit (expense)	(59.0)	(46.0)	(72.0)	(145.0)
Net income (loss)	$ 87.0	$ 182.0	$ 82.0	$ 521.0
Net income (loss) per share attributable to ordinary shareholders
Basic (in USD per share)	$ 0.08	$ 0.18	$ 0.08	$ 0.51
Diluted (in USD per share)	$ 0.08	$ 0.18	$ 0.08	$ 0.51
Weighted average ordinary shares outstanding
Basic (in shares)	1,026,894,266	1,025,234,000	1,025,815,812	1,025,234,000
Diluted (in shares)	1,048,888,489	1,027,918,937	1,040,163,454	1,026,956,431
External Customers
Revenue	$ 576.0	$ 533.0	$ 1,755.0	$ 1,526.0
Related Parties
Revenue	$ 248.0	$ 191.0	$ 550.0	$ 520.0